Note 4 - Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
As of October 31	2013	2012
Trade accounts receivable	$27,778	$35,484
Other receivables(a)	1,706	11,179
	29,484	46,663
Allowance for doubtful accounts	(28)	(175)
Accounts receivable	$29,456	$46,488